INCOME TAXES - Reconciliation of the U.S. federal statutory rate (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Tax statutory rate		21.00%	21.00%
Income tax benefit at the federal statutory rate		$ (2,766,516)	$ (125,655)
Change in entity tax status			(1,088,171)
Change in tax rates		(21,329)
Nondeductible expenses		1,232,605	628,016
Return-to-provision adjustment		16,729
State taxes, net of federal benefit		(340,455)
Change in valuation allowance		2,487,466
Other			(22,690)
Total provision for income taxes	$ (281,370)	$ 608,500	$ (608,500)
Effective income tax rate		(4.60%)	101.70%